Federated Clover Small Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (VSFAX)
CLASS C SHARES (VSFCX)
CLASS R SHARES (VSFRX)
INSTITUTIONAL SHARES (VSFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2013
Under the heading entitled “Fund Management,” please add the following:
“Martin A. Jarzebowski, Portfolio Manager, has managed the Fund since June 2014.”
June 27, 2014
Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452246 (6/14)